SELECTED STATEMENTS OF COMPREHENSIVE LOSS DATA, General and Administrative Expenses (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and administrative expenses [Abstract]
Salaries and social benefits			$ 4,788	$ 1,870	$ 924
Share-based payment	$ 862	$ 362	2,870	846	2,647
Professional services			2,818	1,467	843
Rent and maintenance			1,065	83	138
Other			58	206	62
Total general and administrative expenses	$ 3,813	$ 1,653	$ 11,599	$ 4,472	$ 4,614